Plan Administration	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Administration	Plan Administration The Plan is administered by the Administrative Committee. T. Rowe Price is the recordkeeper and trustee of the Plan.